Ordinary Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
ORDINARY SHARES
13.	ORDINARY SHARES

The Company’s original Memorandum and Articles of Association authorizes the Company to issue 346,545,454 class A ordinary shares with a par value of US$0.0001 per share. As of December 31, 2017, the Company had 25,363,636 class A ordinary shares outstanding. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 class A ordinary shares to key management founders and surrendered the remaining 17,672,728 class A ordinary shares to the Company.

On August 23, 2018, the Company issued 4,000,000 class A ordinary shares at par value to Mr. Chen’s wholly-owned entity Viomi Limited to award his contribution to the Company’s development. Such shares were immediately vested. The issuance of such shares is accounted for as a share-based compensation to Mr. Chen. The issuance date fair value was estimated to be approximately US$3.30 per share.

13.	ORDINARY SHARES (Continued)

On the same day, the Company effected a share split whereby each of the Company’s then authorised and outstanding ordinary shares and preferred shares, par value of $0.0001 each, was divided into ten ordinary shares and preferred shares of the same series, par value US$0.00001 each, respectively. All shareholders then surrendered 90% of their after-share-split outstanding shares back to the Company for cancellation. After the share split and the surrender of shares for cancellation, the number of the Company’s outstanding ordinary and preferred shares remained unchanged. The par value per ordinary share has been retroactively revised as if it had been adjusted in proportion to the share split.

Upon the completion of the Company’s IPO on September 25, 2018 (Note 1(a)), the Company authorized (i) 4,800,000,000 Post-IPO Class A Ordinary Shares of a par value of US$0.00001 each, (ii) 150,000,000 Post-IPO Class B Ordinary Shares of a par value of US$0.00001 each and (iii) 50,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with post-offering amended and restated memorandum and articles of association. Holders of Post-IPO Class A Ordinary Shares and Post-IPO Class B Ordinary Shares have the same rights, except for voting rights and conversion rights. Each Post-IPO Class A Ordinary Share is entitled to one vote, and each Post-IPO Class B Ordinary Share is entitled to ten (10) votes, voting together as one class. Each Post-IPO Class B Ordinary Share is convertible into one Post-IPO Class A Ordinary Share at any time by the holder thereof. Post-IPO Class A Ordinary Shares are not convertible into Post-IPO Class B Ordinary Shares under any circumstances. Upon any transfer of Post-IPO Class B Ordinary Shares by a holder to any person or entity other than holders of Post-IPO Class B Ordinary Shares or their affiliates, such Post-IPO Class B Ordinary Shares shall be automatically and immediately converted into the equivalent number of Post-IPO Class A Ordinary Shares.

Prior to the completion of the IPO, 16,145,454 issued class A ordinary shares held by certain key management founders, 33,818,182 issued Class B Ordinary Shares held by Red Better, and 67,636,364 issued Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Post-IPO Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding class A ordinary shares, the rest of the outstanding class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Post-IPO Class A Ordinary Shares on a one-for-one basis.

As of December 31, 2018, the Company had 90,200,000 Post-IPO Class A Ordinary Shares and 117,600,000 Post-IPO Class B Ordinary Shares outstanding, respectively.